Retirement Benefits (Tables)	12 Months Ended
Aug. 31, 2011
Retirement Benefits [Abstract]
Schedule of retirement benefit plans disclosures
Components of net periodic benefit costs (in millions):

	2011	2010	2009
Service cost	$15	$11	$12
Interest cost	22	20	26
Amortization of actuarial loss	14	7	4
Amortization of prior service cost	(10)	(10)	(6)
Special retirement benefit	-	-	4
Curtailment gain	-	-	(16)
Total postretirement benefit cost	$41	$28	$24

Change in benefit obligation (in millions):

	2011	2010
Benefit obligation at September 1	$441	$328
Service cost	15	11
Interest cost	22	20
Actuarial (gain) loss	(57)	92
Benefit payments	(18)	(14)
Participants’ contributions	4	4
Benefit obligation at August 31	$407	$441

Change in plan assets (in millions):

	2011	2010
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	4	4
Employer contributions	14	10
Benefits paid	(18)	(14)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2011	2010
Funded status	$(407)	$(441)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(407)	$(441)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2011	2010
Current liabilities (present value of expected 2012 net benefit payments)	$(11)	$(11)
Non-current liabilities	(396)	(430)
Net liability recognized at August 31	$(407)	$(441)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2011	2010
Prior service credit	$(121)	$(131)
Net actuarial loss	117	188

Amounts expected to be recognized as components of net periodic costs for fiscal year 2012 (in millions):

2012
Prior service credit	$(10)
Net actuarial loss	8

Effect of one percentage point change in assumed health care cost trend rate
A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$7	$(6)
Effect on postretirement obligation	73	(59)

Estimated future benefit payments and federal subsidy	Estimated future benefit payments and federal subsidy (in millions):
	Estimated Future Benefit Payments	Estimated Federal Subsidy
2012	13	1
2013	14	2
2014	15	2
2015	17	2
2016	19	3
2017-2021	133	21